Taxes on Income (Details) - Schedule of reconciliation between the theoretical tax expense - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of reconciliation between the theoretical tax expense [Abstract]
Income (loss) before taxes on income, as reported in the statements of comprehensive income (loss)	$ (782)	$ (1,347)	$ 2,986
Theoretical tax expense (benefit)	(180)	(310)	687
Expenses (income) not recognized for tax purposes	(79)	55	(201)
Temporary differences in the reported year for which no deferred taxes were recognized	1	(1)	(633)
Increase in taxes resulting mainly from taxable losses in the reported year for which no deferred taxes were recognized	258	256	147
Tax benefit